Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel

September 26, 2022

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:Principal Funds, Inc. (the "Fund")

File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the forms of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment No. 280 was filed electronically with the Securities and Exchange Commission on September 22, 2022 (0001683863-22-005981).

Please call me at (515) 247-6651 if you have any questions.

Sincerely,

/s/ John L. Sullivan

John L. Sullivan

Assistant Counsel and Assistant Secretary, Registrant